Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 26, 2012
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 22,441
Entity Common Stock, Shares Outstanding		22,440,894
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012